U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

June 20, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated June 16, 2006, filed electronically as Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A on June 16, 2006:

•
Prospectus and Statement of Additional Information for the VP Total Market Bull 1.25X Fund, the VP Total Market Bear 1.25X Fund, the VP S&P 500® Bull 1.25X Fund, the VP S&P 500® Bear 1.25X Fund, the VP NASDAQ-100® Bull 1.25X Fund, the VP NASDAQ-100® Bear 1.25X Fund, the VP Mid Cap Bull 1.25X Fund, the VP Mid Cap Bear 1.25X Fund, the VP Small Cap Bull 1.25X Fund, the VP Small Cap Bear 1.25X Fund, the VP Equity Income Bull 1.25X Fund, the VP Equity Income Bear 1.25X Fund, the VP Dollar Bull 1.25X Fund, the VP Dollar Bear 1.25X Fund, the VP Japan Bull 1.25X Fund, the VP Japan Bear 1.25X Fund, the VP Emerging Markets Bull 1.25X Fund, the VP Emerging Markets Bear 1.25X Fund, the VP Developed Markets Bull 1.25X Fund, the VP Developed Markets Bear 1.25X Fund, the VP Latin America Bull 1.25X Fund, the VP Latin America Bear 1.25X Fund, the VP Real Estate Bull 1.25X Fund, the VP Real Estate Bear 1.25X Fund, the VP Commodity Bull 1.25X Fund, the VP Commodity Bear 1.25X Fund, the VP Biotech Bull 1.25X Fund, the VP Biotech Bear 1.25X Fund, the VP Oil & Gas Bull 1.25X Fund, the VP Oil & Gas Bear 1.25X Fund, the VP Precious Metals Bull 1.25X Fund, the VP Precious Metals Bear 1.25X Fund, the VP Healthcare Bull 1.25X Fund, the VP Healthcare Bear 1.25X Fund, the VP Financial Bull 1.25X Fund, the VP Financial Bear 1.25X Fund, the VP 10 Year Note Bull 1.75X Fund, the VP 10 Year Note Bear 1.75X Fund and the VP U.S. Government Money Market Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC